Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Research And Development Expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 5,995	€ 5,216
Share-based payments (employees and executives)	148	374
Social security expenses	2,000	1,690
Total personnel expenses	8,143	7,280
Research And Development Expenses | R&D [member]
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	962	1,077
Share-based payments (employees and executives)	(38)	116
Social security expenses	431	430
Total personnel expenses	1,356	1,623
Research And Development Expenses | Clinical studies [member]
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	5,033	4,139
Share-based payments (employees and executives)	185	257
Social security expenses	1,569	1,260
Total personnel expenses	6,787	5,657
General and Administrative Expenses [member]
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	2,482	2,332
Share-based payments (employees and executives)	179	262
Social security expenses	974	739
Total personnel expenses	€ 3,635	€ 3,333